Other Liabilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Liabilities

21.	OTHER LIABILITIES

	2020		2019		2018
	Noncurrent	Current	Noncurrent	Current	Noncurrent	Current
Extension of concessions	710	711	529	593	348	436
Liabilities for contractual claims (1)	2,250	7,250	170	59	175	41
Miscellaneous	1	1,101	4	658	26	245

	2,961	9,062	703	1,310	549	722

(1)	See Notes 15 and 33.f.